Loan Number	Pool ID	Alternate Loan Number	Original Balance	State	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial KBRA Exception Grade	Final KBRA Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Category	Breach ID	Breach Name	Initial Breach Date	Initial Comments	Client/Seller Response Comments	Conclusion Date	Conclusion Comments Date Cleared Canceled or Exception Remains Note Must State Final Status	Waiver or Exception	Waiver or Exception Made By	Compensating Factors	General Comments
INV20222323		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Note Document Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - Note document indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - Note document indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222323		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXX	Security Instrument Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - The security instrument indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - The security instrument indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222418		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower residency documentation not provided or issue with documentation	XX/XX/XXXX	XX/XX/XXXX - Borrower residency documentation not provided or issue with documentation. ;		XX/XX/XXXX
XX/XX/XXXX  - Received form XXX application to clear. ; XX/XX/XXXX  - Borrower residency documentation has been provided and there are no issues with documentation.  ; XX/XX/XXXX  - Lender provided a utility statement; however, did not provide verification of the borrower's non-permanent resident alien verification.  The XXXX reflects borrower is a non-permanent resident alien.  Condition retained.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
INV20222459		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Missing valid COC for increase in transfer taxes.; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - Condition remains as we will need copy of cure check, copy of corrected CD with the Cure amount listed correctly in section J and LOX explaining what happened.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
INV20222329		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Valuation Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222329		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - Initial LE section c Fees and Recording fee $XXXX x  XXX%=$XXX - Section B fees that moved to section C + recording fee $XXX = $XXX refund to borrower.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222329		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($X,XXXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - Initial LE section c Fees and Recording fee$$XXX%=$XXX - Section B fees that moved to section C + recording fee$XXX = $XXX refund to borrower.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222329		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph XXX(f)(X)(i) no later than three business days before consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222329		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - Missing Final CD;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222329		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222329		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	XX/XX/XXXX	XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.;		XX/XX/XXXX	XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222408		XXXXXX	$XXXXXX	XXX	Cured Post Close	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Reimbursement Amount Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount Valuation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.;
XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Reimbursement Amount Valuation Test' from Cleared to Cured Post Close.; XX/XX/XXXX  - PCCD; XX/XX/XXXX  - This compliance test 'Reimbursement Amount Valuation Test' is no longer tested

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222408		XXXXXX	$XXXXXX	XXX	Cured Post Close	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Consummation or Reimbursement Date Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Consummation or Reimbursement Date Valuation Test' from Cleared to Cured Post Close.; XX/XX/XXXX  - PCCD; XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Valuation Test' is no longer tested

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222408		XXXXXX	$XXXXXX	XXX	Cured Post Close	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Charges That Cannot Increase Test' from Cleared to Cured Post Close.; XX/XX/XXXX  - PCCD; XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222408		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXXcounty in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222408		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222382		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Partial	XX/XX/XXXX	XX/XX/XXXX - Origination Appraisal is Partial.The appraisers license is missing from the appraisal. Lender to provide copy of license for the appraiser.;		XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Present.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222319		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing VVOE within XX days of closing for borrower.;		XX/XX/XXXX
XX/XX/XXXX  - VVOE dated within XX days provided. Condition cleared.; XX/XX/XXXX  - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222319		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.Missing VVOE.;		XX/XX/XXXX	XX/XX/XXXX - VVOE dated within XX days provided. Condition cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222330		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance indicator is Partial. The effective date of the policy is XX/XX/XXXX, and the Note date is XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - The policy is dated prior to the disbursement date. Policy is valid. Condition cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222330		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
XX/XX/XXXX
XX/XX/XXXX  - Replacement cost estimator provided. Hazard insurance coverage is sufficient. Condition cleared; XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222330		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	XX/XX/XXXX	XX/XX/XXXX - Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at XX/XX/XXXX;		XX/XX/XXXX
XX/XX/XXXX  - Final CD the original PI match the note. Condtion is specific to a previous CD. Condtion not material. Condition Acknowledged; XX/XX/XXXX  - Change status of 'Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure' from Material to Non-Material.
																								Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222330		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (severe storms) on XX/XX/XXXX, with a release date of XX/XX/XXXX, and on XX/XX/XXXX - XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage. Condition cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222312		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Executed HELOC closure letter not provided.	XX/XX/XXXX	XX/XX/XXXX - Missing executed documentation HELOC is closed to future draws;		XX/XX/XXXX	XX/XX/XXXX - Lender provided executed HELOC closure letter. Condition cleared.; XX/XX/XXXX - HELOC closure documentation provided			Borrower has more than X years at current residence - Borrower at current residence XXX years
INV20222312		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Hazard insurance coverage is sufficient.			Borrower has more than X years at current residence - Borrower at current residence XXX years
INV2022256		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXXX, Monthly debt of $XXX exceeds the maximum allowable per AUS of XXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of -$XXX) is not greater than the maximum allowable per AUS of XXX

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022229		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. The file is missing documentation to support the borrower’s new primary housing expenses. Additional conditions may apply. ;		XX/XX/XXXX
XX/XX/XXXX  - Cleared, note, lender resubmitted the AUS and updated XXXX.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Finding remains as no documentation was received, only another LP.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022229		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222317		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial.  Missing complete documentation for PITI payments for all properties owned by the borrower and missing evidence of monthly rent fo XXX XXX and XXX that were used by lender to qualify the borrower. ;
XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Lender provided some PITI documentation, however: Please provide PITIA docuumentation , XXX XXX, and XXX XXX. Condition remains.; XX/XX/XXXX  - PITI for XXXX X XXX and XXXX was provided.  PITI for all other properties was not provided.  Missing evidence of monthly rent for XXX XXX XXX XXX and XXXX X XXX XXX XXX. Condition remains.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222317		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area with no post disaster inpection.  XXX declared XXX county in a disaster area (XXX) on XX/XX/XXXX with no release date provided by FEMA.  The appraisal in file is dated XX/XX/XXXXand shows no damage.  Exception is for informational purposes only. ;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222317		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	HMDA Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - HMDA data tape not provided.;		XX/XX/XXXX	XX/XX/XXXX - HMDA data tape provided.; XX/XX/XXXX - na
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222432		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policty is Partial	XX/XX/XXXX	XX/XX/XXXX - Title policy is Partial: Title policy provided in file is not at all legible.Provide title report.;		XX/XX/XXXX	XX/XX/XXXX - Title policy is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222432		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - Overlays only allow to a maxiimum DTI of XXX%. LP approved this loan to XXX%.; XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022242		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Note Document Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - Note document indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - Note document indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022242		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXX	Security Instrument Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - The security instrument indicator is Present; XX/XX/XXXX - The security instrument indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - The security instrument indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022270		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX
XX/XX/XXXX  - Per guidelines If business in existence five years or more, provide personal and business tax returns for the most recent year. Missing Personal and Business tax returns, Only have K-X not complete tax returns. ;
XX/XX/XXXX
XX/XX/XXXX  - CLeared as borrower owns less than XXX% of company and State website and credit reflect self employed and &gt;X years.; XX/XX/XXXX  - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022270		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	LTV Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The original LTV of XXX exceeds the maximum allowable per AUS of XXX;		XX/XX/XXXX	XX/XX/XXXX - The original LTV of XXX is not greater than the maximum allowable per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022270		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CLTV Exceeds the AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXX exceeds maximum allowable per AUS of XXX;		XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX - The original CLTV of XXX exceeds maximum allowable per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022270		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower 2 Income Verification is less than XX months	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Borrower X Income Verification is less than XXX months' from Material to Non-Material.; XX/XX/XXXX  - Borrower X Income Verification of XXX is less than XX months.; XX/XX/XXXX  - BX not employed;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower X Income Verification of XXX is greater than XX months.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022270		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX;		XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022270		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Valuation Test' is no longer tested; XX/XX/XXXX  - Initial LE dated XX/XX/XXXX Credit report fee $XXX vs Final CD Credit report fee of $XXX with no valid COC. Refund to borrower $XXX. Condition remains.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022270		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - Initial LE dated XX/XX/XXXX Credit report fee $XXX vs Final CD Credit report fee of $XXX with no valid COC. Refund to borrower $XXX. Condition remains.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022270		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - Initial LE dated XX/XX/XXXX Credit report fee $XXX vs Final CD Credit report fee of $XXX with no valid COC. Refund to borrower $XXX. Condition remains.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222364		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Housing history does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Housing history does not meet guidelines. Missing updated mortgage rating for XXX XXX XXX #XXX, and #XXX. Credit last reporting XX/XX/XXXX and consummation is XX/XX/XXXX. ;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Housing delinquency meets guidelines.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222364		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX;		XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of -$XXX) is not greater than the maximum allowable per AUS of XXX
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - Asset Documents are Incomplete: Missing Source of lg. deposit to XXX XXX #XXX, $XXX ;		XX/XX/XXXX
XX/XX/XXXX - Deposits were made into the bororwer's business account, Lender provided copies of checks confirming source of checks are from business customers.  XX/XX/XXXX  - Cleared, received evidence of large deposits. ; XX/XX/XXXX  - The exception 'Asset Documents are Incomplete' is cleared.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. Provide property profile for XXXX XXX, or otherwise establish tax liability. Note: The tax document submitted is not tied to any property by parcel # or address. PITIA not to exceed $XXX used in qualification. ;
																						XX/XX/XXXX	XX/XX/XXXX - Property profile provided, DTI is supported. Condition cleared; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Liabilities Verified Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - CoBorrower liabilities verified indicator is Partial. Evidence of the monthly tax obligation is missing for the following properties. Note: The tax documents submitted are insufficient due to not being tied to a property address or tax parcel number. Provide a property profile or similar document to establish property tax obligation.
X.   XXX   Not to exceed $XXX pitia used to qualify
X.  XXXX-XX XXX St, Not to exceed $ $XXX pitia  used to qualify
X. (Subject) Not to exceed $ $XXX pitia used to qualify

;
																						XX/XX/XXXX	XX/XX/XXXX - Property profile provided. PITI used to qualify supported. Condiiton cleared; XX/XX/XXXX - CoBorrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policy is Missing	XX/XX/XXXX	XX/XX/XXXX - Title policy is Missing;		XX/XX/XXXX	XX/XX/XXXX - Title policy provided. Condition cleared; XX/XX/XXXX - Title policy is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Missing.;		XX/XX/XXXX	XX/XX/XXXX - Origination appraisal provided. Condition cleared..
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing business tax returns for XXX Inc.;		XX/XX/XXXX	XX/XX/XXXX - Business returns provided. Condiiton CLeared; XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing two years business tax returns for HDS Properties. ;		XX/XX/XXXX	XX/XX/XXXX - Business tax returns provided. Condition Cleared; XX/XX/XXXX - The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Evidence of Rate Lock Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Evidence of Rate Lock Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022273		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided, value supported condition cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222476		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Valuation Product not Provided.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222476		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX
XX/XX/XXXX  - Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; XX/XX/XXXX  - Change status of 'Third Party Valuation Product not Provided' from Cleared to Rescind.; XX/XX/XXXX  - Third Party Valuation Product Provided

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222476		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX;
XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222476		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Need VOE dated within XX days prior to Note date.;		XX/XX/XXXX
XX/XX/XXXX - Documentation provided, QM status is not penditon. Condition cleared.XX/XX/XXXX  - Status in ATR/QM Status is pending. Noted documentation is required per Appendix Q. Need VOE for both Borrowers dated within XX business days prior to Note date.; XX/XX/XXXX  - Audit reviewed Lenders response and re-reviewed file. Condition rescinded.; XX/XX/XXXX  - Change status of 'ATR/QM Status is Pending' from Cleared to Rescind.; XX/XX/XXXX  - The exception 'ATR/QM Status is Pending' is cleared.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222476		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Need VOE dated within XX days prior to Note date.;		XX/XX/XXXX
XX/XX/XXXX  - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; XX/XX/XXXX  - Need a VOE dated within XX business days prior to Note date.; XX/XX/XXXX  - Change status of 'Borrower Employment Verification does not meet guidelines' from Cleared to Rescind.; XX/XX/XXXX  - Audit reviewed Lenders response and re-reviewed file. Condition rescinded.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222476		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Need VOE dated within XX days prior to Note date.;		XX/XX/XXXX
XX/XX/XXXX  - The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared.; XX/XX/XXXX  - Need a VOE dated within XX business days prior to Note date.; XX/XX/XXXX  - Audit reviewed Lenders response and re-reviewed file. Condition rescinded.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222476		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222401		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. File is missing DU required evidence the XXX loan # XXXX was paid in full on primary home and new PITIA payment on primary home # XXXX does not exceed $ XXXX ( as reflected on final XXXX pg XXX). ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared in conditions. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222401		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222401		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Title Issues Present	XX/XX/XXXX
XX/XX/XXXX  - The following issues were noted: Title to confirm proper street address for subject property. Documentation in the file suggest the address of XXXX XXX XX, XXX, XX XXXXX  is actually XXXX XXX XXX.  ( Note reflects XXX XXX XX vs Appraisal XXXX XXX XXX, recorded mortgage (pg XXX) with XXXX XXX XXX  and borrower's initialed correction to documents at closing to be XXXX XXX XXX. Additional conditions may apply.;
																						XX/XX/XXXX	XX/XX/XXXX - The exception 'Title Issues Present' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222401		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Appraisal date is greater than XXX days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - XXX Certification in file.; XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Appraisal date is within XXX days of Note date.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222332		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	XX/XX/XXXX
XX/XX/XXXX  - N/A loan amount changed; XX/XX/XXXX  - Change status of 'Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure' from Active to Acknowledged by Client.; XX/XX/XXXX  - Original PI Payment on Note matches Final CD
From Hard Coded form in template:
'Closing Disclosure' at X/XX/XXXX;
																						XX/XX/XXXX	XX/XX/XXXX - Original PI Payment on Note matches Final CD; XX/XX/XXXX - Original PI Payment on Note matches Final CD; From Hard Coded form in template:; 'Closing Disclosure' at XX/XX/XXXX
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222332		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - Property is located in a FEMA disaster area. :  FEMA declared XXX county in a disaster area (Severe Ice Storm) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and is a new build and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222332		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - *Condition is for Information purposes only-DD firm will Order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222332		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Valuation Test' is no longer tested; XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Valuation Test' is no longer tested; XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222332		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is$XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222332		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded,$XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded,$XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222332		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. File is missing evidence of PITIA for REO located at XXXX-XXXX, XXXX-XXXX, XXXX-XXXX X XXX to support the PITIA does not exceed combined total of $XXX per month.;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222332		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX
XX/XX/XXXX  - Asset Documents are Incomplete: Provide copy of Closing Disclosure for recent purchases of XXXX-XXXX, XXXX-XXXX and  XXXX-XXXX X XXX properties to confirm sufficient funds remain after purchase to support required reserves.;
																						XX/XX/XXXX	XX/XX/XXXX - The exception 'Asset Documents are Incomplete' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222331		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area. XXXdeclared XXXX county in a disaster area (severe winter storms) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222331		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222331		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Is Completion Certificate in file is No	XX/XX/XXXX	XX/XX/XXXX - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.;		XX/XX/XXXX	XX/XX/XXXX - The Completion Certificate is Yes
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222414		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Prohibited Fees Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the prohibited fees test.
The loan charges a prohibited fee based on one or more the following findings:
The loan charged more than one appraisal fee.  (XX Fin. Code §XXXXX)The lender collected an "unreasonable" escrow or escrow related fee.  The fee shall be considered "reasonable" when paid to a person licensed or exempt under the Escrow Law (XX Fin. Code §XXXXX). (XX Fin. Code §XXXXX)The lender retained any statutory fees to be paid to a public officer.  (XX CCR §XXXX)The lender retained the notary fee. (XX CCR §XXXX)
																						XX/XX/XXXX	XX/XX/XXXX - This loan passed the prohibited fees test. The loan does not charge a prohibited fee.;
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222414		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Revised Closing Disclosure Data Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation revised closing disclosure data Valuation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Valuation Test' is no longer tested
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222414		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222414		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX%Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222414		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Title Issues Present	XX/XX/XXXX	XX/XX/XXXX - no issue; XX/XX/XXXX - The following issues were noted:;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Title Issues Present' is cleared.; XX/XX/XXXX - The following issues were noted:
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222414		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower 2 Income Verification is less than 12 months	XX/XX/XXXX	XX/XX/XXXX - Borrower X Income Verification of XXX is greater than XXX months.; XX/XX/XXXX - Borrower X Income Verification of XXX is less than XX months.;		XX/XX/XXXX	XX/XX/XXXX - Borrower X Income Verification of XXX is greater than XX months.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222414		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage is sufficient.; XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage is sufficient.; XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of Not Applicable and estimated replacement value from insurance company was not provided.

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222356		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No CU Score available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
INV2022221		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	XX/XX/XXXX
XX/XX/XXXX  - This loan passed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXX(o)(X) becomes inaccurate, as defined in §XXX.(B) The loan product is changed, causing the information disclosed under §XXX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXX(f)(X)(i) no later than three business days before consummation.; XX/XX/XXXX  - This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXX(o)(X) becomes inaccurate, as defined in §XXX.(B) The loan product is changed, causing the information disclosed under §XXX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the revised closing disclosure delivery date test (waiting period required).( XX CFR XXX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of XXX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under XXX(o)(X) becomes inaccurate, as defined in XXX.(B) The loan product is changed, causing the information disclosed under XXX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under XXX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under XXX(f)(X)(i) no later than three business days before consummation.; XX/XX/XXXX  - This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR XXX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of XXX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under XXX(o)(X) becomes inaccurate, as defined in XXX.(B) The loan product is changed, causing the information disclosed under XXX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under XXX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under XXX(f)(X)(i) no later than three business days before consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022221		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Post-Consummation Event and Revised Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the post-consummation event and revised closing disclosure delivery date test. ( XX CFR §XXX(f)(X)(iii) )The post-consummation reason for redisclosure is "post-consummation change to an amount paid by the borrower" and:The post-consummation event requiring redisclosure date is at most XX calendar days after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; andThe post-consummation revised closing disclosure delivery date is more than XX calendar days after the date the creditor received knowledge of the event that caused a change to an amount actually paid by the consumer.Changes due to events occurring after consummation. If during the XX-day period following consummation, an event in connection with the settlement of the transaction occurs that causes the disclosures required under §XXX (f)(X)(i) to become inaccurate, and such inaccuracy results in a change to an amount actually paid by the consumer from that amount disclosed under §XXX (f)(X)(i), the creditor shall deliver or place in the mail corrected disclosures not later than XX days after receiving information sufficient to establish that such event has occurred.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the post-consummation event and revised closing disclosure delivery date test. ( XX CFR XXX(f)(X)(iii) )The post-consummation reason for redisclosure is "post-consummation change to an amount paid by the borrower" and:The post-consummation event requiring redisclosure date is at most XX calendar days after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; andThe post-consummation revised closing disclosure delivery date is not more than XX calendar days after the date the creditor received knowledge of the event that caused a change to an amount actually paid by the consumer.Changes due to events occurring after consummation. If during the XX-day period following consummation, an event in connection with the settlement of the transaction occurs that causes the disclosures required under XXX (f)(X)(i) to become inaccurate, and such inaccuracy results in a change to an amount actually paid by the consumer from that amount disclosed under XXX (f)(X)(i), the creditor shall deliver or place in the mail corrected disclosures not later than XX days after receiving information sufficient to establish that such event has occurred.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022221		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Initial Closing Disclosure Date and Post-Consummation Event Requiring Redisclosure Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID initial closing disclosure date and post-consummation event requiring redisclosure date Valuation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is after the post-consummation event requiring redisclosure date. Please review the loan data to ensure the dates are in the correct fields.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Initial Closing Disclosure Date and Post-Consummation Event Requiring Redisclosure Valuation Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022221		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Event Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID Post-Consummation Event Valuation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Event Valuation Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022221		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	XX/XX/XXXX
XX/XX/XXXX  - Original PI Payment on Note matches Final CD
From Hard Coded form in template:
'Closing Disclosure' at XX/XX/XXXX, 'Closing Disclosure' at XX/XX/XXXX; XX/XX/XXXX  - Original PI Payment on Note matches Final CD; XX/XX/XXXX  - Original PI Payment on Note matches Final CD
From Hard Coded form in template:
'Closing Disclosure' at XX/XX/XXXX;
																						XX/XX/XXXX	XX/XX/XXXX - Original PI Payment on Note matches Final CD; XX/XX/XXXX - Original PI Payment on Note matches Final CD; From Hard Coded form in template:; 'Closing Disclosure' at XX/X/XXXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022221		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; XX/XX/XXXX  - Lender cure due to the borrower for$XXX as the seciton E mortgage recording fee increased beyond the XXX% tolerance wihtout a valid COC.  Please either state what the valid reason was or submit cure for violation.  ; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022221		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022228		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022228		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Not present at time of review; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022228		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. File is missing copy of the XXXX KX for the XXXXs to confirm XXX% ownership. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared, received KX in conditions.; XX/XX/XXXX - The borrower income verification does match approval
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222406		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area with no post disaster inpection. XXX declared XXX XXX county in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222406		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Not present at time of review; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222406		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – Pending Valuation Review;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022214		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022214		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222499		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Pending Valuation review.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
INV20222499		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only-DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
INV2022236		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022236		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222469		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222393		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222441		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222441		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222355		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - This condition is for information purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222410		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222410		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222374		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area with no post disaster inpection. XXX declared XXX county in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222374		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222374		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022225		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022225		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222429		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222455		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
INV20222455		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception is for informational purposes only. DD Firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
INV20222455		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
INV20222455		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
INV20222455		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Qualified Mortgage Points and Fees Finding (XX XXX §XXXX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Qualified Mortgage Points and Fees Finding (XX CFR §XXX(e)(X))' is cleared.			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
INV2022250		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - “Condition is for information purposes only – DD firm will order”.***; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV2022250		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Qualified Mortgage Points and Fees Finding (XX XXX §XXXX(e)(X))	XX/XX/XXXX
XX/XX/XXXX  - The exception 'Qualified Mortgage Points and Fees Finding (XX CFR §XXX(e)(X))' is cleared.; XX/XX/XXXX  - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Please provide PAR Rate and amount of Bona Fide Discount Points utilized.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222416		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
INV20222416		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – DD firm will order.; XX/XX/XXXX  - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
INV20222416		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - The initial Closing Disclosure was not provided. ; XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the initial closing disclosure delivery date test.( XX CFR XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holXXXys) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph XXX(f)(X)(i) no later than three business days before consummation.; XX/XX/XXXX  - The initial Closing Disclosure and Delivery date was not provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
INV20222313		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area with no post disaster inpection. XXX declared XXX county in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222313		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition is informational, DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222390		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Per UCDP in the file.; XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222390		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Per UCDP in the file.; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222390		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - DD firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222390		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval. Only Sch E was provided with no XXXX's in the file. Missing the stmt. Income calculation for rental does not match what lender used on XXXX.; XX/XX/XXXX  - Lender only provided the Sch E from the $XXX. Missing the Stmt and calcuation of Sch E does not match the $XXX amt. Workhseet in the file. Partially verified income.;
																						XX/XX/XXXX	XX/XX/XXXX - Received the XXXX/XXXX and DTI is not failing. Cleared; XX/XX/XXXX - The borrower income verification does match approval
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222390		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Lender only provided the Sch E from the XXXX. Missing the Stmt and calcuation of Sch E does not match the $XXX amt. Workhseet in the file. Partially verified income.;
																						XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided The exception 'ATR/QM Status is Pending' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222444		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  -XXX declared XXX XXX county in a disaster area (Wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/X/XXXX and shows no damage. Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
INV20222412		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222412		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception is for informational purposes only. DD Firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222412		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. Additional income was used from a second job per DU, however, this income was not documented.;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222412		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Fraud Report Shows Uncleared Alerts	XX/XX/XXXX
XX/XX/XXXX  - Fraud report shows the following alerts that have not been cleared:  Borrowers SSN not issued by social security administration or SSN was issued by social security administration after XXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Drive reflects no fraud issues with SS#; XX/XX/XXXX - Alerts from Fraud Report have been cleared.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222412		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX exceeds the maximum allowable per AUS of XXX. Lender used base pay of $XXX per month per DU yet base pay per TWN is $XXX per hour or $XXX per month.;		XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - Finding remains, lender only stated what the DU DTI is, did not send any additional income or correct income, debts.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222412		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q.-Missing income documentation from second job and verification of the Borrower's SSN from the SSA as required per DU.;
																						XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222377		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222377		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV2022284		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022284		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222477		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222477		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Partial	XX/XX/XXXX	XX/XX/XXXX - Origination Appraisal is Partial. Appraisal provided in file is not legible. ;		XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Present.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222366		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022218		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022218		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222468		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222468		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222468		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing evidence of PITIA/final CD(s) for the concurrent refinance transaction as indicated on the AUS section XX. This is also required to support the omission of debt as indicated on the AUS section XX. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Received missing PITI info in conditions. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222395		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Flood Certificate is Partial	XX/XX/XXXX	XX/XX/XXXX - Flood certifcate is incomplete. The flood certificate provided is not legible. ;		XX/XX/XXXX	XX/XX/XXXX - Flood ceritifcate is received
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222395		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222395		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV202227		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV202227		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX  - "Condition is for information purposes only-DD firm will order."; XX/XX/XXXX  - Third Party Valuation Product Provided;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222404		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Desk Review variance to appraised value exceeds XXX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of -XXX exceeds XXX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222404		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product has not been provided and the CU Score reflects XXX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222404		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Thdir Party Valuation Product has not been provided. Condition is for information purposes only - DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222404		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval. The file is missing documentation to support the positive rental income used for the subject property. The most recent year Schedule E and/or rental comparable was not provided. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX
INV20222396		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	B	B	B	B	B	B	B	B	Compliance	XXX	Prohibited Fees Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the  prohibited fees test. (XXXX. §XX:XXC-XX, XXX. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A mortgage lender shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points;
																						XX/XX/XXXX	XX/XX/XXXX - Condition not material	Waiver	Client
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222396		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.; XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222396		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.AVM required was not provided.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222396		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Regulation §XXX(e)(X)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.	XX/XX/XXXX	XX/XX/XXXX - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of $XXX and Total Monthly Debt $XXX and Future PITI $XXX);		XX/XX/XXXX	XX/XX/XXXX - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of ___ is not greater than XXX% (Total Income of $XXX and Total Monthly Debt $XXX and Future PITI ___)
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222396		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX	XX/XX/XXXX - Property is located in a FEMA disaster area with no post disaster inpection. Hurricane disaster declared XX/XX/XXXX. Appraisal XX/XX/XXXX showing no damage. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222359		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222359		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - For informational purposes only ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222379		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX disaster area with no post disaster inpection. XXX declared XXX XXX county in a disaster area (wildfires) on XX/XX/XXXX, with no release date provided by XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
XX/XX/XXXX
XX/XX/XXXX  - CLeared; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222379		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222379		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222379		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID total of payments test. ( XX CFR §XXX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is understated by more than $XXX.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the TRID total of payments test. ( XX CFR XXX(o)(X) )The total of payments is $XXX. The disclosed total of payments of $XXX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; XX/XX/XXXX  - Change severity of 'TRID Total of Payments Test' from Material to Non-Material.; XX/XX/XXXX  - PCCD received. Condition cleared.

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX

INV20222451		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product; XX/XX/XXXX - The exception 'Informational Only - Property Inspection Waiver used at origination.' is cleared.;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222451		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing evidence of PITIA/final CD(s) for the concurrent refinance transaction as indicated on the AUS section XX. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared in conditions. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222451		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222457		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Need a VOE dated within XX business days prior to Note date.;		XX/XX/XXXX	XX/XX/XXXX - Received in conditions. ; XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222457		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Need a VOE dated within XX business days prior to Note date.;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided cLeared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222411		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	All Interested Parties Not Checked against Exclusionary Lists	XX/XX/XXXX
XX/XX/XXXX  - All Interested Parties Not Checked against Exclusionary Lists; XX/XX/XXXX  - Title company, hazard insurance company, credit reporting agency, and Lender's underwriter were not checked against OFAC and the exclusionary list.;
																						XX/XX/XXXX	XX/XX/XXXX - All Interested parties were checked and cleared with Exclusionary Lists
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222411		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - Lender qualified borrower without HOA on primary residence resulting in XXX% DTI on XX/XX/XXXX AUS (PXXX) . HOA statement (PXXX) confirms $XXX/mo HOA dues on primary residence which increases DTI to XXX%.;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX

Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222411		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	OFAC Check was not completed/Cleared.	XX/XX/XXXX
XX/XX/XXXX  - OFAC Check was not completed/cleared.; XX/XX/XXXX  - Title company, hazard insurance company, credit reporting agency, and Lender's underwriter were not checked against OFAC and the exclusionary list.;
																						XX/XX/XXXX	XX/XX/XXXX - OFAC Check was completed and cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222431		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222431		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222431		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purpose only - DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222431		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Revised Closing Disclosure Data Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation revised closing disclosure data Valuation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Valuation Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222431		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Housing history does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Housing history was not provided with the loan file;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Housing delinquency meets guidelines.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV202228		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance indicator is Partial--Missing copy of HOI Declarations. Only Application Inquiry in file on pXX.;		XX/XX/XXXX	XX/XX/XXXX - Cleared as copy received includes Policy Number.; XX/XX/XXXX - Hazard insurance indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222354		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222354		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition is for information purposes only - DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222454		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222454		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222456		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
INV20222456		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing evidence of PITIA/final CD(s) for the concurrent refinance transactions as indicated on the AUS section XX. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared in conditions. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present
INV20222456		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
INV2022253		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (severe ice storm) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.; XX/XX/XXXX  - Property is located in a XXX disaster area with no post disaster inpection;
																						XX/XX/XXXX	XX/XX/XXXX - The appraisal in file is dated XX/XX/XX and shows no damage. Exception is for informational purposes only.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222544		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222544		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (remnants of Hurricane XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.

;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222427		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (fire) on XX/XX/XXXX with no release date provioded by FEMA.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
XX/XX/XXXX
XX/XX/XXXX  - Cleared; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222427		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222427		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

INV20222427		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification Level is missing	XX/XX/XXXX	XX/XX/XXXX - The borrower employment verification level is Missing. A verification of employment dated within XXX days of note is required and missing from loan file.;		XX/XX/XXXX	XX/XX/XXXX - Cleared in conditions. ; XX/XX/XXXX - The borrower employment verification level is Level XXX - Verified-direct independent verif w/XXX party
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222427		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Regulation §X0XXXXX(e)(X)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.	XX/XX/XXXX	XX/XX/XXXX - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX);		XX/XX/XXXX	XX/XX/XXXX - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of ___ is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI ___)
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222427		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. The third party verbal verification of employment for the Borrower is missing from loan file.;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222338		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222385		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - XXX firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222385		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Revised Closing Disclosure Data Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation revised closing disclosure data XXX test.This loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Valuation Test' is no longer tested			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222422		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222422		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222373		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Prohibited Fees Test	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Prohibited Fees Test' from Material to Non-Material.; XX/XX/XXXX  - Invalid, non material condition. ; XX/XX/XXXX  - Change status of 'Prohibited Fees Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - The appraisal fee disclosed on the initial Loan Estimates is $XXX. The appraisal fee increased to $XXX on the XX/XX/XXXX Loan Estimate with a COC provided. This fee was split into two charges,$XXX at closing and $XXX before closing on the initial Closing Disclosure.; XX/XX/XXXX  - This loan failed the prohibited fees test.
The loan charges a prohibited fee based on one or more the following findings:
The loan charged more than one appraisal fee.  (XXX Fin. Code §XXXXX)The lender collected an "unreasonable" escrow or escrow related fee.  The fee shall be considered "reasonable" when paid to a person licensed or exempt under the Escrow Law (XXX Fin. Code §XXXXX). (XXX Fin. Code §XXXXX)The lender retained any statutory fees to be paid to a public officer.  (XX CCR §XXXX)The lender retained the notary fee. (XX CCR §XXXX) ;
																						XX/XX/XXXX	XX/XX/XXXX -non material condition.	Waiver	Client
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222373		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial - Missing the source documents for the tax and insurance information used in the totals for XXX XXX XXX and XXX XXX XXX.

The PITI information for the subject property in the REO section of the Final XXX is based on the payment of the loan being paid off. The AUS also reflects this prior payment as the negative cash flow for the subject property.;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222417		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - Hazard insurance coverage is sufficient.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222417		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Need a VOE dated within XXX business days of Note date.;		XX/XX/XXXX	XX/XX/XXXX - Cleared in conditions. ; XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222417		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Need a VOE dated within XXX business days of Note date.;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided CLeared in conditions. ; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222375		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222321		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222321		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception is for informational purposes only. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222461		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	XX/XX/XXXX
XX/XX/XXXX  - The file does not contain a complete copy of the Closing Disclosure.  Unable to fully test for TRID tolerance. Final ALTA settlement statment dated  XX/XX/XXXX reflects changes in section C fees, provide copy of final CD for review (pg XXX). ;
																						XX/XX/XXXX	XX/XX/XXXX - CLeared, received in conditions. ; XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV2022251		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022251		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022251		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX. XXX declared XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222386		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - File is missing VVOE dated no more than XXX days prior to note date.;		XX/XX/XXXX	XX/XX/XXXX - VOE and WVOE received. Condition cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222386		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval. File is missing copy of XXX report dated XX/XX/XXXX supporting the income used to qualify. Per XXX a copy of the report is required to be retained in the loan file.;
																						XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval. VOE and WVOE received. Condition cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222362		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Cleared in conditions. ; XX/XX/XXXX - Final loan application is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222362		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222362		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222447		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222322		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No CU Score available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222434		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
INV20222434		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
INV20222434		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Title Policy is Missing	XX/XX/XXXX	XX/XX/XXXX - Title policy is Missing;		XX/XX/XXXX	XX/XX/XXXX - Received. ; XX/XX/XXXX - Title policy is Present
INV20222346		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. The AUS provided did not account for the subject property negative rent of $XXX, and has exceeded the DTI tolerance. An AUS re-submission is required. ;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222346		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222346		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV2022234		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. Income not support from tax returns. DTI still within guidelines;		XX/XX/XXXX	XX/XX/XXXX - cleared; XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022234		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022234		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Need signed personal and business tax returns;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022234		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;		XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022234		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Need signed tax returns. ;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222394		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - HOA payment verified, DTI within guides. Condition cleared. XX/XX/XXXX - Missing docmentation provided. Cleared; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222394		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. File is missing evidence of HOA premium for primary residence in an amount not to exceed $XXX per month.;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222365		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222365		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - “Condition is for information purposes only – Pending Valuation Review.*** ; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222324		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222324		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222316		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222316		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222316		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Cleared, received. ; XX/XX/XXXX - Final loan application is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022247		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Intent to Proceed is Missing	XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is Missing;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The intent to proceed is received.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022247		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection. XXX declared XXX XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX, with no release date provided by XXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
XX/XX/XXXX
XX/XX/XXXX  - Cleared; XX/XX/XXXX  - Change status of 'Property is located in a XXX XXX XXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a XXX XXX XXX' from Material to Non-Material.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222345		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Discount Fee Test	XX/XX/XXXX
XX/XX/XXXX  - The loan failed the discount fee test. (DC ST § XX-XXXX(e)(X)-(X))This loan failed because either:The loan has an origination fee that is greater than XXX% of the principal; orThe compensation for origination fee or discount fee is not set to lender or the discount fee is not bona fide, and the sum of the discount points and origination fee is more than XXX% of the principal.;
XX/XX/XXXX
XX/XX/XXXX  - The loan passed the discount fee test. (DC ST § XX-XXXX(e)(X)-(X))This loan passed because either:The sum of the discount fee and origination fee is not greater than XXX% of the loan's principal;The compensation is set to lender, the "Bona Fide - State" box is checked, and the origination fee is not greater than XXX% of the loan's principal.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222345		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  -   This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).;
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222345		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Federal Undiscounted Rate Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the federal undiscounted rate XXX test.The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate.  The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Federal Undiscounted Rate Valuation Test' is no longer tested			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222345		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Disclosure Delivery and Receipt Date Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID disclosure delivery and receipt date XXX test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Disclosure Delivery and Receipt Date Valuation Test' is no longer tested			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222345		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXX) is not greater than the maximum allowable per AUS of XXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222361		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - This condition is for information purposes only. XXX firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – XXX firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. Missing evidence of new PITI for three properties listed on final XXX: XXX XXX XXX, XXX XXX, XXX, XXX XXX XXX, XXX XXX, XXX and XXX XXX, XXX XXX, XXX.  XXX conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Liabilities Verified Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - CoBorrower liabilities verified indicator is Partial. Missing evidence of hazard insurance for primary residence. ;		XX/XX/XXXX	XX/XX/XXXX - CoBorrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing Borrower credit report dated within XXX days of the loan closing.;		XX/XX/XXXX	XX/XX/XXXX - Borrower credit report received
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - CoBorrower credit report is missing dated within XXX days of the loan closing.;		XX/XX/XXXX	XX/XX/XXXX - Received CoBorrower credit report.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q.  The credit report (pg XXX) is an expired credit report dated XXXXX. Nor, do the credit scores concur with the AUS (pg XXX).   The Intent to Proceed is missing from the audit file.  The PIW document is missing from the audit file. The XXX is not fully executed. Mortgage statement, HOI statement for XXX XXX XXX are missing from the audit file.  There is a HELOC statement (pg XXX) that is not identified to the property to which it is attached. There are XXX XXX XXX mortgage statements on XXX recently refinanced properties missing from the audit file; i.e. XXX XXX XXX, XXX XXX XXX and XXX XXX XXX.  The mortgage statement for the commercial building is missing from the audit file, as the XXX-SchE (pg XXX-XXX) supports payment of mortgage interest.  The XXX Review documents are missing from the audit file. ;
																						XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection.  XXX declared XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX, with no release date provided by XXX.  The file does not contain an appraisal.   A Post XXX Inspection is required.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022249		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - XXX granted by AUS (pg XXX XXX).; XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX
XX/XX/XXXX  - The exception 'Informational Only - Property Inspection Waiver used at origination.' is cleared.; XX/XX/XXXX  - Acknowledged; XX/XX/XXXX  - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222352		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection.  XXX declared XXX XXX XXX in a XXX XXX (severe XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222352		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222352		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222352		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – XXX firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222436		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222436		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022243		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing Verification of XXX business as required.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222453		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222453		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Need a VOE dated within XXX business days prior to Note date.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222453		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Need a VOE dated within XXX business days prior to Note date.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222453		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Need a VOE for both Borrowers dated within XXX business days prior to Note date.;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222349		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Partial	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Partial. CAnnot locate final XXX. DTI does not match AUS;		XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222381		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Up to date VVOE required, not within XXX days of note date.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222381		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Up to date VVOE required for XXX ;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222443		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - Finding is N/A.; XX/XX/XXXX  - Change status of 'TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Valuation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Valuation Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Valuation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section C. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount and a subtotal of all such amounts the consumer will pay for settlement services for which the consumer can shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.;	Waiver	Client	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222443		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX. XXX declared XXX XXX in a XXX XXX (Severe XXX XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222363		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing**MISSING: XXX Transmittal Summary missing from the file.**;		XX/XX/XXXX	XX/XX/XXXX - Received. ; XX/XX/XXXX - The transmittal summary is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222363		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Partial: AUS to be updated as bonus income cannot be used and exceeds XXX% tolerance;		XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - The AUS is received.; XX/XX/XXXX - Conditin remains as we hav enot received XXX years bonus ncome.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222363		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX.;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Hazard insurance coverage is XXX, the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222363		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX.
AUS could not valXXXte bonus income as the WVOE does not report a XXX year history nor does any of the documentation supplied. Lender to clarify;
XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - Finding remains as we have not received XXX years verification of bonus income.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222363		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX
XX/XX/XXXX - Audit reviewed debts, actual debt is XXX vs XXX. DTI within guides. Condition cleared. XX/XX/XXXX  - Missing documentation provided. Cleared; XX/XX/XXXX  - The exception 'ATR/QM Status is Pending' is cleared.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222466		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection;		XX/XX/XXXX	XX/XX/XXXX - Cleared with post inspection. ; XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222439		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection. XXX declared XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222439		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only – Pending Valuation Review.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV202222		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	CoBorrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - CoBorrower credit report is missing. XXX, XXX XXX credit report is missing from the loan file.;		XX/XX/XXXX	XX/XX/XXXX - Cleared, received in conditions. ; XX/XX/XXXX - Received CoBorrower credit report.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV202222		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Credit report for XXX received. Condition cleared. Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022267		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022267		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022267		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. File is missing copy of the XXX XXX returns for review ( page XXX only in file);		XX/XX/XXXX	XX/XX/XXXX - Received in conditions. ; XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022267		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Expected rental income for subject of $XXX (net cash flow XXX) was not supported by the XXX XXX Rent Schedule ( XXX).  XXX rents wer estimated at $XXX resulting in a negative cash flow for subject of $XXX and increasing the DTI over allowed tolearance.;
																						XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222407		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222407		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222407		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. NOTE: Condition is for information purposes only – XXX firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222407		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval. Per the worknumber Written verification borrower makes $XXX/yr or $XXX ( as this is in XXX dollars and there is no bonus or commission income included). Unclear of lender income calculation of $XXX/month;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided documentation supporting the use of the bonus income. DTI within guidlines. Condtion cleared. XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222407		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. ;		XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222407		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222465		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222465		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222353		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX. XXX declared XXX XXX in a XXX XXX (severe XXX XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222435		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222340		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX
XX/XX/XXXX  - Verification of employment not completed within XXX days of closing. VOE page XXX completed on XX/XX/XXXX. Loan cloased on XX/XX/XXXX. In aXXXition file is missing evidence of consistent XXX year history of employment ( no VVOE from prior employment to confirm no gap) requried by XXX XXX.;
																						XX/XX/XXXX	XX/XX/XXXX - VOE provided. Cleared in conditions; XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222337		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222315		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222315		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222333		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX  - XXX declared XXX XXX in a XXX XXX (XXX) on XXX, with a release date of XXX.  The appraisal in file is dated XXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222333		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition is for information purposes only – XXX firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222333		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	All Interested Parties Not Checked against Exclusionary Lists	XX/XX/XXXX
XX/XX/XXXX  - All Interested Parties Not Checked against Exclusionary Lists; XX/XX/XXXX  - Lender's underwriter and processor, title company, borrowers' and sellers' attorneys, hazard insurance company and agent, and credit reporting agency were not checked against XXX and the exclusionary list.;
																						XX/XX/XXXX	XX/XX/XXXX - All Interested parties were checked and cleared with Exclusionary Lists
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222333		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	OFAC Check was not completed/Cleared.	XX/XX/XXXX
XX/XX/XXXX  - Lender's underwriter and processor, title company, borrowers' and sellers' attorneys, hazard insurance company and agent, and credit reporting agency were not checked against XXX and the exclusionary list.; XX/XX/XXXX  - XXX Check was not completed/cleared.;
																						XX/XX/XXXX	XX/XX/XXXX - OFAC Check was completed and cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022212		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - na; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022212		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – XXX firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022212		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval; XX/XX/XXXX  - Lender verify less monthly income due to using less rental income for XXX-XXX XXX XXX using XXX tax returns.   Missing conclusive documentation supporting lender's rental income calculation for XXX-XXX XXX XXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Leases received. Condition cleared.; XX/XX/XXXX - The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022212		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection. XXX declared XXX XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
XX/XX/XXXX
XX/XX/XXXX  - Post XXX inspection confirms no property damage; XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a XXX XXX XXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a XXX XXX XXX' from Material to Non-Material.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022212		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX.  Audit verified less rental income for commercial property XXX-XXX XXX XXX.; XX/XX/XXXX  - ;
XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022212		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Leases received. Condition cleared Income used to qualify supported. Condition cleared..; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022238		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Valuation Product not Provided.	XX/XX/XXXX	XX/XX/XXXX - Condition for information purposes only - XXX firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022241		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - XXX declared XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.; XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022241		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No CU Score available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022241		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Received. ; XX/XX/XXXX - Final loan application is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222371		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection. XXX declared XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – XXX firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Regulation §X0XXXXX(e)(X)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.	XX/XX/XXXX
XX/XX/XXXX  - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of ___ is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI ___); XX/XX/XXXX  - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX);
XX/XX/XXXX
XX/XX/XXXX  - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of ___ is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI ___); XX/XX/XXXX  - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX)

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial.  Missing complete evidence of PITI liabilities for all properties listed on Final application and missing evidence to support omission of XXX XXX XXX comp acct XXX with outstanding balance of $XXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval.  Missing documentation that is required to support rental income used in a transaction.  XXX reflects lender used schedule E average to qualify the borrower. ;
																						XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - Documentation to support used of rental income provided. DTI supported. Condition cleared. XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	LTV Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - AUS require resubmission.  AUS used appraised value of $XXX vs. apparised value of $XXX supported by appraisal in file that resulting into a LTV/CLTV XXX%.; XX/XX/XXXX  - The original LTV of XXX  exceeds the maximum allowable per AUS of XXX;
																						XX/XX/XXXX	XX/XX/XXXX - The original LTV of XXX is not greater than the maximum allowable per AUS of XXX
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222402		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	CLTV Exceeds the AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXX exceeds maximum allowable per AUS of XXX;		XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222774		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222774		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - For informational purposes ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222440		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222440		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX. XXX declared XXX XXX in a XXX XXX (remnants of XXX XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222450		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX. XXX declared XXX XXX in a XXX XXX (remnants of XXX XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222450		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing evidence of PITIA/final CD(s) for the concurrent purchase transaction as indicated on the AUS section XXX. AXXXitional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - CLeared, received evidence in conditions CD and note. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222450		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - "Condition is for information purposes only- XXX firm will order."; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222325		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a XXX XXX XXX' from Material to Non-Material.; XX/XX/XXXX  - Property is located in a XXX XXX XXX . :  XXX declared XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222325		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	B	B	B	B	B	B	B	B	Compliance	XXX	Prohibited Fees Test	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Prohibited Fees Test' from Non-Material to Material.; XX/XX/XXXX  - This loan failed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A mortgage lender shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points;
XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Prohibited Fees Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Prohibited Fees Test' from Material to Non-Material.; XX/XX/XXXX  - Condition remains as loan still fails prohibited fees test, lenders response did not reflect anyhting about this issue. ; XX/XX/XXXX  - NA - Retail/Correspondent
																								Waiver	Client
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222369		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222369		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX  - XXX declared XXX XXX XXX in a XXX XXX(XXX) on XX/XX/XXXX, with an incident end date of XXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.
;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV202225		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV202225		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - XXX firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV202225		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. XXX XXX declared XX/XX/XXXX. Appraisal XX/XX/XXXX. No damage showing. Informaitonal purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV2022258		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. XXX XXX declared XX/XX/XXXX. Appraisal XX/XX/XXXX no damage showing;		XX/XX/XXXX
XX/XX/XXXX  - INformational only.; XX/XX/XXXX  - Change status of 'Property is located in a XXX XXX XXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a XXX XXX XXX' from Material to Non-Material.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022211		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - File is missing VVOE for borrower's XXX wage job dated w/in XXX business days of the note. File is missing XXX party evidence of self employment for XXX XXX XXX XXX XXX ;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022211		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX	XX/XX/XXXX - T Missing docmentation providedhe exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022282		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a XXX XXX XXX' from Material to Non-Material.; XX/XX/XXXX  - Property is located in a XXX XXX XXX XXX declared XXX XXX in a XXX XXX (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022282		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022282		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022282		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Regulation §X0XXXXX(e)(X)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.	XX/XX/XXXX
XX/XX/XXXX  - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of ___ is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI ___); XX/XX/XXXX  - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX);
XX/XX/XXXX
XX/XX/XXXX  - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of ___ is not greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI ___); XX/XX/XXXX  - Regulation §XXX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX)

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022282		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Executed HELOC closure letter not provided.	XX/XX/XXXX	XX/XX/XXXX - Missing executed documentation HELOC is closed to future draws for the Xnd lien HELOC paid at closing secured by subject property.;		XX/XX/XXXX	XX/XX/XXXX - HELOC closure documentation provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022210		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - XXX declared XXX XXX in a XXX XXX (Severe XXX XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ; XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222383		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX. Condition for information purposes. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222383		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition for information purposes. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222383		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	HAZARD INSURANCE CERTIFICATE MISSING	XX/XX/XXXX	XX/XX/XXXX - Missing copy of hazard insurance certificate;		XX/XX/XXXX	XX/XX/XXXX - Received copy of hazard insurance certificate			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222383		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX. XXX declared XXX XXX in a XXX XXX (remnants of XXX XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV2022232		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – Pending Valuation Review;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Condition is for information purposes only – DD firm will order
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022261		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022261		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222397		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only - XXX firm will order; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222397		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. XXX firm will order; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022239		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - XXX firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022239		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX  - XXX declared XXX XXX in a XXX XXX (remnants of XXX XXX) on XXXXX, with a release date of XXXXX.  The appraisal in file is dated XXXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222334		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222334		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222334		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222360		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX. XXX declared XXX XXX in a XXX XXX (severe XXX XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Valuation Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Property	XXX	Origination Appraisal is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Missing.;		XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Present.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	XXX	eSigned Documents Consent is Missing	XX/XX/XXXX	XX/XX/XXXX - The eSigned documents consent is Missing.;		XX/XX/XXXX	XX/XX/XXXX - Received; XX/XX/XXXX - The eSigned documents consent is Present.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Evidence of Rate Lock Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided;		XX/XX/XXXX	XX/XX/XXXX - Recieved; XX/XX/XXXX - Evidence of Rate Lock Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.; XX/XX/XXXX - Missing Appraisal, XXX party review, Initial XXX and disclosures, Initial LE and CD's.;		XX/XX/XXXX	XX/XX/XXXX - Cleared as missing documents received in conditions. ; XX/XX/XXXX - The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022279		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222358		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX  - XXX declared XXX XXX in a XXX XXX(severe XXX) on XXX, with an incident end date of XXX. The appraisal in file is dated  XX/XX/XXXX and shows no damage.Exception is for informational purposes only.
;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222370		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222370		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022216		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing evidence of PITIA/final CD(s) for the concurrent refinance transaction as indicated on the AUS section XXX. AXXXitional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Received the CD in conditions. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022216		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022216		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222398		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.No CU score provided in the file.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222398		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;
XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV2022266		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition for information purposes. XXX firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022266		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX. XXX declared XXX XXX in a XXX XXX (remnants of XXX XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222348		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222348		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222339		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222474		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222474		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022252		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a XXX XXX XXX	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a XXX XXX XXX. XXX declared XXX XXX in a XXX XXX (XXX XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post XXX inspection confirms no property damage
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV2022252		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

INV20222438		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222438		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - This condition is for information purposes only. XXX firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222470		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222470		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance indicator is Partial. The effective date of the policy is XX/X/XXXX. and the Note is dated XX/X/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - CLeared as disbursement date is XX/XX; XX/XX/XXXX - Hazard insurance indicator is Present			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222472		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with no release date provided by FEMA.The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222472		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222472		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition is for information purposes only – Pending Valuation Review;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222472		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222471		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition is for informational purposes only - DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222471		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222471		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third party AVM Confidence Score is less than XXX%	XX/XX/XXXX	XX/XX/XXXX - Third party AVM Confidence Score of XXX is less than XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222341		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition for information purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222376		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222376		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222376		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. ;		XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - Finding remains as we have not received any information stating why the DTI is not failing.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222376		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix XXX		XX/XX/XXXX	XX/XX/XXXX - Confirmed actual monthly debts are XXX vs XXX. DTI within guides. Condition cleared. XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222458		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222458		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222458		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222392		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

INV20222392		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

INV20222357		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222344		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	B	B	B	B	B	B	B	B	Credit	XXX	Initial Credit Application is Not Executed	XX/XX/XXXX	XX/XX/XXXX - The initial credit application is Not Executed;		X/X/XXXX	XX/XX/XXXX - The initial credit application is Not Executed; Condition not material.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV2022262		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022262		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only, -Pending Valuation Review; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222449		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX-XXX county in a disaster area (building collapse) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222449		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - For informational purposes ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222449		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. The file is missing documentation to support that the borrower has XXX primary housing expense. Additional conditions apply. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222475		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (severe winter storms) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222426		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared Rockland county in a disaster area (Hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date.   A Post Disaster Exterior Only Inspection is in file dated XX/XX/XXXX and shows no damage. .  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
INV20222426		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
INV20222426		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - For informational purposes ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
INV20222426		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. File is missing required settlement statement for REO on primary residence unit # XXX loan # XXX with LD to confirm PTIIA does not exceed  $XXXX per mo. (page XXX-XXX) to comply also with the R/T refi rules. ;
																						XX/XX/XXXX	XX/XX/XXXX - Received evidence of the PITI; XX/XX/XXXX - Borrower liabilities verified indicator is Present			Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
INV20222426		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Appraisal date is greater than XXX days from Origination date.	XX/XX/XXXX
XX/XX/XXXX  - Appraisal datedXX/XX/XXXX is greater than XXX days from Note date of XX/XX/XXXX. The XXX Cert in file was performed and  confirms no damage from Hurricane XXX and that the unit is finished, does not support the current value has not declined as requried for stale dated appraisals.;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal date is within XXX days of Note date.			Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
INV20222426		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix XXX		XX/XX/XXXX
XX/XX/XXXX - Lender provided settlement statement for REO. Property, payment excluded from DTI. Condition cleared. XX/XX/XXXX  -  Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
INV20222368		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (severe winter storms) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
INV2022244		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (remnants of Hurricane XXX) on XXXX, with a release date of XXXX  The appraisal in file is dated XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Recertification of Value with photos dated XXXX is in file and shows no damage. Exception is for informational purposes only. ; XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022245		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022245		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022245		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Appraisal date is greater than XXX days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal datedXX/XX/XXXX is greater than XXX days from Note date of XX/XX/XXXX. A XXXD/recertification of value dated XX/XX/XXXX is present in the loan file.;		XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Acknowledged by Client.; XX/XX/XXXX  - NA XXX received; XX/XX/XXXX  - Change severity of 'Appraisal date is greater than XXX days from Origination date.' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022245		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX County in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA incident/release date.   A Post Disaster Inspection is required.  ;
XX/XX/XXXX
XX/XX/XXXX  - Non material as we have received appraisal update to verify no damage. ; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022245		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX County in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA incident/release date.   A Post Disaster Inspection is required.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022245		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	HAZARD INSURANCE CERTIFICATE MISSING	XX/XX/XXXX	XX/XX/XXXX - Missing copy of hazard insurance certificate;		XX/XX/XXXX	XX/XX/XXXX - Received copy of hazard insurance certificate
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022245		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of X/X/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222463		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (remnants of Hurricane XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222342		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. Closing Disclosure.  FEMA declared XXX county in a dsaster area (severe storm)  on XX/XX/XXXX with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222342		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - The file does not contain a third party valuation.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222342		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Note Document Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - Note document indicator is Present; XX/XX/XXXX - The file does not contain a note.; XX/XX/XXXX - Note document indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - Note document indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222342		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Missing verification of PITI for XXX XXXth XXX		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222342		XXXXXX	$XXXXXX	XXX	Cleared	B	A	B	A	B	A	B	A	B	A	Credit	XXX	Final Loan Application is Not Executed	XX/XX/XXXX	XX/XX/XXXX - Final Loan Application is Present; XX/XX/XXXX - The final XXX is not signed.; XX/XX/XXXX - Final Loan Application is Not Executed;		XX/XX/XXXX	XX/XX/XXXX - Final Loan Application is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222342		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix XXX		XX/XX/XXXX	XXX/XX/XXXX - Lender verified PITI for propertylocated in XXX, XXX. DTI confirmed, condition cleared.XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022240		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area . :  FEMA declared XXX county in a disaster area (Hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022240		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022240		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX.  Lender added back line XX (repairs and maintence) to the cash flow for subject property.  Line XX is only allowed with evidence of casualy loss. There is no evidence in the file or noted by appraiser that  the property was affected/ damaged by Hurricane XXX ( receipts are dated prior to event) thus the $XX,XXX was not included in cash flow and resulted in a DTI &gt; toleranace allowed.  Provide evidence subject was affected by casualty loss to allow the inclusion.;
XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of -XXXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022240		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix XXX		XX/XX/XXXX	XX/XX/XXXX - Audit confirmed actual monthly debt is $XXX. DTI within guides. Condition cleared. XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022233		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022233		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022217		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (remnants of Hurricane XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

INV2022217		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

INV20222448		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition for information purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222448		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (remnants of Hurricane XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. However, the appraisal date is prior to the FEMA release date. A Post Disaster inspection is required.   ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022277		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX exceeds the maximum allowable per Lender of XXX% for an LP loan. AUS in file approved DTI of XXX%.;		XX/XX/XXXX	XX/XX/XXXX - LP approved; XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022277		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD Firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022277		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX estimated replacement value from insurance company was not provided.;		XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022254		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022254		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Title Issues Present	XX/XX/XXXX	XX/XX/XXXX - The following issues were noted: The title commitment does not reflect the loan amount of $XXX of said property. ;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Title Issues Present' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022276		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV202229		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV202229		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV202229		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval. The file is missing completed signed personal tax returns for the most recent year (as well as all applicable K-X forms). Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared with extension. ; XX/XX/XXXX - The borrower income verification does match approval; XX/XX/XXXX - Finding remains, still missing singed tax retruns for most recent year.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022222		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition for information purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022222		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	XXX	Fraud Report Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing.;		XX/XX/XXXX	XX/XX/XXXX - Cleared in conditions. ; XX/XX/XXXX - Fraud report Present.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022222		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (remnants of Hurricane XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.

;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222433		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
INV20222433		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
INV20222433		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Condition is for information purposes only – DD firm will order.
INV20222433		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. The Appraisal is missing from the audit file. The PUD project approval is missing from the audit file, as per AUS. ;		XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
INV20222326		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than X years at current residence - Borrower at current residence XXX years
INV20222326		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition for information purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than X years at current residence - Borrower at current residence XXX years
INV20222979		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (remnants of Hurricane XXX) on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.    ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

INV20222979		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

INV20222979		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.

INV20222403		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are less than the minimum required per AUS of XXX.;		XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.; XX/XX/XXXX - The liquid reserves of -XXXX are less than the minimum required per AUS of XXX.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222403		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Insufficient cash to close.	XX/XX/XXXX	XX/XX/XXXX - Cash to close in the amount of XXX is greater than the available asset amount of XXX.;		XX/XX/XXXX	XX/XX/XXXX - Sufficient cash to close is documented.; XX/XX/XXXX - Cash to close in the amount of XXX is greater than the available asset amount of XXX.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222403		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX. Evidence XXX Pear ln is sold was not provided. Lender did not include a PITI for the primary residence. ;
XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222403		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix XXX		XX/XX/XXXX	XX/XX/XXXX- Evidence REO was sold provided, DTI within guides. Condition cleared. XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222403		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222403		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222980		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
INV20222980		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.; XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
INV20222437		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222437		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222437		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	TRID Post-Consummation Reason for Redisclosure Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure Valuation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'TRID Post-Consummation Reason for Redisclosure Valuation Test' is no longer tested
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222437		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Consummation or Reimbursement Date Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - Missing Final CD. Unable to complete TRID report.; XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
XX/XX/XXXX
XX/XX/XXXX  - This compliance test 'Consummation or Reimbursement Date Valuation Test' is no longer tested; XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; XX/XX/XXXX  - Missing Final CD CAnnot complete a CA report.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222437		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX(e)(X)(i).; XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX(e)(X)(i).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that cannot increase test.  (XX CFR §XXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX(e)(X)(i).; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222437		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - Missing Final CD. Unable to complete TRID report.; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($X,XXX) exceed the comparable charges ($X,XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX(e)(X)(vi).;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($X,XXX) do not exceed the comparable charges ($X,XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX(e)(X)(vi).; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($X,XXX) exceed the comparable charges ($X,XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX(e)(X)(vi).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222437		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX(e)(X)(i) or (ii), the creditor complies with §XXXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - Missing Final CD. Unable to complete TRID report.; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX(e)(X)(i) or (ii), the creditor complies with §XXXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX(e)(X)(i) or (ii), the creditor complies with §XXXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
XX/XX/XXXX
XX/XX/XXXX  - This loan passed the reimbursement amount test.  (XX CFR §XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX(e)(X)(i) or (ii), the creditor complies with §XXXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; XX/XX/XXXX  - This compliance test 'Reimbursement Amount Test' is no longer tested

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222437		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	XX/XX/XXXX	XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.Missing final CD.;		XX/XX/XXXX	XX/XX/XXXX - Received.; XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022275		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV202223		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX are greater than the Guideline Minimum of XXX.

INV2022269		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.; XX/XX/XXXX  - n/a NOO purchase .; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX(e)(X)(i).;
																						X/X/XXXX	XX/XX/XXXX - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022269		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Charges That In Total Cannot Increase More Than XXX% Test' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - n/a NOO purchase .; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($X,XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX(e)(X)(vi).;
																						X/X/XXXX	XX/XX/XXXX - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022269		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Reimbursement Amount Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Reimbursement Amount Test' from Material to Non-Material.; XX/XX/XXXX  - n/a NOO purchase .; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX(e)(X)(i) or (ii), the creditor complies with §XXXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
																						X/X/XXXX	XX/XX/XXXX - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022269		XXXXXX	$XXXXXX	XXX	Acknowledged	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.   FEMA declared XXX county in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022269		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/X/XXXX;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022269		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - n/a; XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q. Asset documentation missing to meet required total verified assets in the amount of $XXX,XXX.  Total verified assets are $XXX,XXX for a shortage of $X,XXX.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Missing docmentation providedThe exception 'ATR/QM Status is Pending' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222351		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (hurricanes) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only;
																						XX/XX/XXXX	XX/XX/XXXX - The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222351		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222351		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222351		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV202221		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV202221		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV202221		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/X/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Lender provided the hazard insurance declaration page with an effective date prior to the note. Condition cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222388		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
INV202224		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ; XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV202224		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV2022255		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area.  FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of  XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022255		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022255		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - File is missing Xrd party evidence of self-employment for borrower's XXXS business.;		XX/XX/XXXX	XX/XX/XXXX - The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; XX/XX/XXXX - Condition remains
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022255		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Partial	XX/XX/XXXX	XX/XX/XXXX - Final Loan Application is Partial. Final XXX is missing the Co-borrower's sections X-X of application ( page X).;		XX/XX/XXXX	XX/XX/XXXX - Final Loan Application is Present; XX/XX/XXXX - Condition remains
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022255		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	ATR/QM Status is Pending	XX/XX/XXXX
XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix XXX Missing Transcripts and Reo Expense Documentation missing from file for XXX XXX.,  and taxes for XXX XXX, XXX XXX, and XXX XXX;
																						XX/XX/XXXX	XX/XX/XXXX - Missing docmentation provided. The exception 'ATR/QM Status is Pending' is cleared.; XX/XX/XXXX - COndition remains for missing transcripts. REO expenses have been received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022235		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022281		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - condition is for information purposes only- DD firm will order; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022281		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022260		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area FEMA declared XXX county in a disaster area (Hurricane)  on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022264		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022259		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - CLeared, received in conditions. ; XX/XX/XXXX - Final loan application is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222350		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product; XX/XX/XXXX - x;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222350		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222350		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing. File is missing XXX/lender submission form.; XX/XX/XXXX - Change severity of 'Transmittal Summary is Missing' from Material to Non-Material.;		XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Not Applicable
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222350		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX , with a release date of  XX/XX/XXXX.  The file does not contain an appraisal.   A Post Disaster Inspection is required.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222350		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	XX/XX/XXXX	XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection;		XX/XX/XXXX	XX/XX/XXXX - Post Disaster Inspection provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222367		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022215		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Received in conditions. ; XX/XX/XXXX - Final loan application is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022213		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX exceeds the maximum allowable per Lender of XXX% for an LP loan. AUS in file approved DTI of XXX%.;		XX/XX/XXXX	XX/XX/XXXX - LP approved XXX%; XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022268		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022237		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Late Fees Test	XX/XX/XXXX
XX/XX/XXXX  - N/A NOO purchase. ; XX/XX/XXXX  - Change severity of 'Late Fees Test' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'Late Fees Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.;
																						X/X/XXXX	XX/XX/XXXX - Change severity of 'Late Fees Test' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022237		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Consummation or Reimbursement Date Valuation Test	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Consummation or Reimbursement Date Valuation Test' from Material to Non-Material.; XX/XX/XXXX  - N/A NOO purchase. ; XX/XX/XXXX  - Change status of 'Consummation or Reimbursement Date Valuation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - This loan failed the closing or reimbursement date Valuation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						X/X/XXXX	XX/XX/XXXX - Change severity of 'Late Fees Test' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022237		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - N/A NOO purchase. ; XX/XX/XXXX  - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.; XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (XX CFR §XXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX(e)(X)(i).;
																						X/X/XXXX	XX/XX/XXXX - Change severity of 'Late Fees Test' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022237		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Charges That In Total Cannot Increase More Than XXX% Test	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Charges That In Total Cannot Increase More Than XXX% Test' from Material to Non-Material.; XX/XX/XXXX  - Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - N/A NOO purchase. ; XX/XX/XXXX  - This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX(e)(X)(vi).;
																						X/X/XXXX	XX/XX/XXXX - Change severity of 'Late Fees Test' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022237		XXXXXX	$XXXXXX	XXX	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	XXX	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Reimbursement Amount Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Reimbursement Amount Test' from Material to Non-Material.; XX/XX/XXXX  - N/A NOO purchase. ; XX/XX/XXXX  - This loan failed the reimbursement amount test.  (XX CFR §XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX(e)(X)(i) or (ii), the creditor complies with §XXXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.;
																						X/X/XXXX	XX/XX/XXXX - Change severity of 'Late Fees Test' from Material to Non-Material.;	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022237		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Condition is for information purposes only – DD firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022237		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Missing evidence of new loan for XXX XXXXXXXXXXX and evidence that the new mortgage is paid by the third party. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Finding remains as property detail does not reflect a third party making payments on this new property.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022272		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - "Condition is for information purposes only-DD firm will order."; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV202226		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV202226		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing evidence of PITIA/final CD(s) for the concurrent refinance transaction as indicated on the XXX. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222378		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222378		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222378		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Asset Documents are Incomplete	XX/XX/XXXX
XX/XX/XXXX  - Asset Documents are Incomplete: The file is missing copies of the final CD(s) to support the net proceeds as indicated on the AUS section XX, in addition to the omission of debt as indicated in section XX. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Received in conditions. ; XX/XX/XXXX - The exception 'Asset Documents are Incomplete' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222423		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (hurricane) on XX/X/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222423		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222423		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222423		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing documentation to support the omission of debt (XXX revolving acct $XXX/month payment). This account was not included on the final loan application and the AUS. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
INV20222442		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Borrower residency documentation not provided or issue with documentation	XX/XX/XXXX	XX/XX/XXXX - Borrower residency documentation is missing.; XX/XX/XXXX - Borrower residency documentation not provided or issue with documentation. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower residency documentation has been provided and there are no issues with documentation.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222400		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
INV20222400		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
INV20222462		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222462		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222419		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222419		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection. FEMA declared XXX county in a disaster area (Hurrincane) on XX/XX/XXXX, with a release date of XX/XX/XXXXX.  The interior inspection appraisal in file is datedXX/XX/XXXXand shows no damage, however the appraisal date is prior to the FEMA release date.   File contains a XXX Drive-by w/XXX that supported current market value only.  A Post Disaster Inspection is required.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared wiht post inspection. ; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222419		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Appraisal date is greater than 120 days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Appraisal date is greater than XXX days from Origination date.' from Material to Non-Material.; XX/XX/XXXX - Recertification of value XXX in file dated XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Appraisal date is within XXX days of Note date.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022248		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022248		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022263		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (hurricane) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only
;
																						XX/XX/XXXX	XX/XX/XXXX - The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022263		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Desk Review variance to appraised value exceeds XXX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of XXX exceeds XXX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022263		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022263		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022263		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - CU Score &gt; XXX. Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222318		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	AUS is Missing	XX/XX/XXXX	XX/XX/XXXX - The AUS is Missing. Additional conditions may apply. ;		XX/XX/XXXX	XX/XX/XXXX - The AUS is received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222318		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222318		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222318		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third party AVM Confidence Score is less than 80%	XX/XX/XXXX	XX/XX/XXXX - Third party AVM Confidence Score of XXX is less than XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222335		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	XXX	Revised Closing Disclosure Window Exceeded for Tolerance Baseline Reset Finding	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Revised Closing Disclosure Window Exceeded for Tolerance Baseline Reset Finding' from Material to Non-Material.; XX/XX/XXXX  - This loan has exceeded the window for redisclosure on a revised closing disclosure to reset the tolerance baseline due to one of the following findings: (Official Interpretations to XX CFR §XXXX(e)(X)(ii)-X)The initial closing disclosure was provided to the consumer prior to June X, XXX and there are four or more business days in between the time a revised loan estimate would have been required to be provided to the consumer and the consummation date; orThe changed circumstance date or date the rate was set is after the consummation date. If the changed circumstance or interest rate was set after consummation, the changes should be entered on a post-consummation revised closing disclosure.A creditor may not provide consumers with a revised closing disclosure reflecting revised charges resulting from the changed circumstance and rely on those figures for purposes of determining good faith and the applicable tolerance.Official Interpretations to XX CFR §XXXX(e)(X)(ii)-X for loans with an initial closing disclosure provided prior to June X, XXX:...If, however, there are less than four business days between the time the revised version of the disclosures is required to be provided pursuant to §XXXX(e)(X)(i) and consummation, creditors comply with the requirements of §XXXX(e)(X) if the revised disclosures are reflected in the disclosures required by §XXXX(f)(X)(i).; XX/XX/XXXX  - CLeared; XX/XX/XXXX  - Change status of 'Revised Closing Disclosure Window Exceeded for Tolerance Baseline Reset Finding' from Active to Acknowledged by Client.;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'Revised Closing Disclosure Window Exceeded for Tolerance Baseline Reset Finding' from Material to Non-Material.; XX/XX/XXXX - Cleared
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222335		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Title Issues Present	XX/XX/XXXX	XX/XX/XXXX - Commitment does not reflect loan amount of $XXX,XXX for refi. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared as new Title reflects the loan amount. ; XX/XX/XXXX - The exception 'Title Issues Present' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222335		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Cleared; XX/XX/XXXX  - Change status of 'Property is located in a FEMA disaster area' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - Fema declared XXX county in a disater area (severe storms) on XXX with an incident end date of XXXXX.  The appraisal in the file is dated XXX and shows no damage.  The exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - CLeared as for informational purposes only. ; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222467		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - The exception 'Informational Only - Property Inspection Waiver used at origination.' is cleared.; XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222467		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222347		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Desk Review variance to appraised value exceeds XXX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of XXX exceeds XXX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222347		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222347		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - CLeared, received. ; XX/XX/XXXX - Final loan application is Present
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222347		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222446		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222413		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party Desk Review variance to appraised value exceeds XXX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of XXX exceeds XXX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance. Condition cleared.; XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222413		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222413		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage is sufficient.; XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; XX/XX/XXXX  - Hazard insurance coverage is sufficient.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222380		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222380		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222380		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222380		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222387		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - The appraisal in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222314		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222314		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222314		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided the replacement cost estimator showing sufficient coverage. Condition cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022224		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX
XX/XX/XXXX  - na; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Acknowledged by Client.; XX/XX/XXXX  - Third Party Valuation Product Not Provided and CU Score is XXX.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022224		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222327		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222473		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	XXX	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial. The file is missing evidence of PITIA/final CD(s) for the concurrent refinance transactions as indicated on the AUS section XX. Additional conditions may apply. ;
																						XX/XX/XXXX	XX/XX/XXXX - Received evidence of PITI. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV2022226		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inspection. FEMA declared XXX county in a disaster area (wildfires) on XXXX, with an incident end date of XXXX. The appraisal in file is dated XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222405		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided within XXX% tolerance and confidence score above XXX%. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

INV20222389		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.; XX/XX/XXXX - Third Party Valuation Product Provided.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222389		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222389		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	XXX	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.;		XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022283		XXXXXX	$XXXXXX	XXX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	XXX	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inspection. FEMA declared XXX county in a disaster area (Hurricane) on XXXX, with an incident end date of XXXX. The appraisal in file is dated XX.X.XXXX and shows no damage. Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV2022283		XXXXXX	$XXXXXX	XXX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	XXX	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Condition for information purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

INV20222424		XXXXXX	$XXXXXX	XXX	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	XXX	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	X/XX/XXXX - Property Inspection Waiver used as origination valuation product;		X/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.